Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable and Other Current Assets	ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

(in millions)	2019	2018
Trade accounts receivable	$504	$538
Unbilled accounts receivable	601	575
Allowance for doubtful accounts	(35)	(33)
Total accounts receivable	1,070	1,080
Income tax receivable	35	91
Other (1)	192	186
	$1,297	$1,357
(1)
Consists mainly of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases at FortisBC Energy, and the fair value of derivative instruments (Note 28)